John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares
JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND
Investment objective
To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under “Sales charge reductions and waivers” or pages 50 to 53 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees John Hancock High Yield Municipal Bond Fund Prospectus Class A, B and C Shares	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	4.50%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses John Hancock High Yield Municipal Bond Fund Prospectus Class A, B and C Shares		Class A	Class B	Class C
Management fee		0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses	[1]	0.18%	0.18%	0.18%
Total annual fund operating expenses		0.98%	1.73%	1.73%
Contractual expense reimbursement	[2]	(0.10%)	(0.10%)	(0.10%)
Total annual fund operating expenses after expense reimbursements		0.88%	1.63%	1.63%
[1]	"Other expenses" have been restated to reflect current transfer agency and service fees.
[2]	Reflects the distributor's contractual agreement to limit the "Distribution and service (12b-1) fees" to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Sold
Expense Example John Hancock High Yield Municipal Bond Fund Prospectus Class A, B and C Shares (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	536	739	958	1,589
Class B	666	835	1,129	1,834
Class C	266	535	929	2,033

Kept
Expense Example, No Redemption John Hancock High Yield Municipal Bond Fund Prospectus Class A, B and C Shares (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	536	739	958	1,589
Class B	166	535	929	1,834
Class C	166	535	929	2,033

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in municipal bonds of any maturity with credit ratings from A to BB by Standard & Poor’s Corporation (S&P) or A to Ba by Moody’s Investors Service, Inc. (Moody’s) or their unrated equivalents. The fund may also invest up to 5% of its net assets in bonds rated as low as CC by S&P or Ca by Moody’s or their unrated equivalents. Bonds that are rated at or below BB by S&P or Ba by Moody’s are considered junk bonds. Municipal bonds may be subject to alternative minimum tax (AMT) and income may not be entirely tax-free to all investors.

The fund may buy bonds of any maturity. If a bond’s credit rating rises or falls, the fund does not have to sell it unless the subadviser determines a sale is in the fund’s best interest. Accordingly, the fund may, for periods of time, hold a lower percentage of qualifying securities. While the percentage of qualifying securities held is below 80%, the fund will only purchase qualifying securities.

The fund is non-diversified and may invest more than 5% of its net assets in securities of any given issuer. The fund may invest heavily in bonds from any given state or region. The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities and debt indexes; and inverse floating rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns.

The subadviser looks for bonds that are undervalued, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, general credit trends and the relative attractiveness of different types of issuers. The subadviser uses detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with security analysis in a comprehensive and disciplined fashion. The fund does not intend to use frequent trading as part of its strategy.

In general, the subadviser favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The subadviser also favors bonds that have limitations on being paid off early (call protection), as this can help minimize the effect that falling interest rates may have on the fund’s yield. To the extent that the fund invests in bonds that are subject to the AMT, the income paid by the fund may not be entirely tax-free to all investors.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of the derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Municipal bond risk Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls. Revenue bond prices can decline if related projects become unprofitable.

The fund may hold bonds that are insured as to principal and interest payments. Because the value of an insured municipal bond depends in part on the claims-paying ability of the insurer, the fund would be subject to the risk that the insurer may be unable to pay claims filed pursuant to the coverage. The fund may hold several investments covered by one insurer, which would increase the fund’s exposure to the claims-paying ability of that insurer. In addition, insurance does not guarantee the market value of the insured obligation.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

State/region risk Investing heavily in any one state or region increases exposure to losses in securities of that state’s or region’s issuers.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns — Class A (%)

Year-to-date total return The fund’s total return for the six months ended June 30, 2011 was 4.64%. Best quarter: Q3 ’09, 11.22% Worst quarter: Q4 ’08, -10.74%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns John Hancock High Yield Municipal Bond Fund Prospectus Class A, B and C Shares	1 Year	5 Year	10 Year
before tax Class A	(1.99%)	1.94%	3.87%
before tax Class B	(3.06%)	1.77%	3.73%
before tax Class C	0.86%	2.11%	3.57%
After tax on distributions Class A	(1.99%)	1.94%	3.87%
After tax on distributions, with sale Class A	0.36%	2.36%	4.06%
Barclays Capital Municipal Bond Index	2.38%	4.09%	4.83%